Interest-bearing loans and borrowings - Terms and conditions of outstanding loans (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 1,700,451,000	$ 848,710,000
Secured vessels loan due 2021
Disclosure of detailed information about borrowings [line items]
Face amount	192,000,000
Facility size	95,714,000	111,666,000
Outstanding	$ 95,714,000	111,666,000
Secured vessels loan due 2021 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.25%
Secured vessels loan due 2021 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 94,457,000	110,156,000
Secured vessels revolving loan due 2021
Disclosure of detailed information about borrowings [line items]
Face amount	148,000,000
Facility size	147,559,000	147,559,000
Outstanding	$ 105,000,000	0
Secured vessels revolving loan due 2021 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.25%
Secured vessels revolving loan due 2021 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 105,000,000	0
Secured vessels revolving loan due 2022
Disclosure of detailed information about borrowings [line items]
Face amount	750,000,000
Facility size	439,166,000	485,017,000
Outstanding	$ 110,000,000	330,000,000
Secured vessels revolving loan due 2022 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.95%
Secured vessels revolving loan due 2022 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 106,289,000	325,519,000
Secured vessels revolving loan due 2023
Disclosure of detailed information about borrowings [line items]
Face amount	409,500,000.0
Facility size	339,420,000	362,780,000
Outstanding	$ 185,500,000	118,000,000
Secured vessels revolving loan due 2023 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.25%
Secured vessels revolving loan due 2023 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 182,598,000	114,634,000
Secured vessels loan due 2020
Disclosure of detailed information about borrowings [line items]
Face amount	76,000,000
Facility size	21,438,000	23,563,000
Outstanding	$ 21,438,000	23,563,000
Secured vessels loan due 2020 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.95%
Secured vessels loan due 2020 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 21,438,000	23,563,000
Secured vessels loan due 2020
Disclosure of detailed information about borrowings [line items]
Face amount	67,500,000.0
Facility size	23,188,000	25,173,000
Outstanding	$ 23,188,000	25,173,000
Secured vessels loan due 2020 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.50%
Secured vessels loan due 2020 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 23,188,000	25,173,000
Secured vessels loan due 2029
Disclosure of detailed information about borrowings [line items]
Face amount	27,100,000.0
Facility size	26,685,000	26,911,000
Outstanding	$ 26,685,000	26,911,000
Secured vessels loan due 2029 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.95%
Secured vessels loan due 2029 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 24,795,000	24,876,000
Secured vessels loan due 2029
Disclosure of detailed information about borrowings [line items]
Face amount	81,400,000.0
Facility size	74,628,000	78,020,000
Outstanding	$ 74,628,000	78,020,000
Secured vessels loan due 2029 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.50%
Secured vessels loan due 2029 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 73,839,000	77,171,000
Secured vessels loan due 2030
Disclosure of detailed information about borrowings [line items]
Face amount	69,400,000.0
Facility size	34,710,000
Outstanding	$ 34,710,000
Secured vessels loan due 2030 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.00%
Secured vessels loan due 2030 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 34,710,000
Secured vessels loan due 2030
Disclosure of detailed information about borrowings [line items]
Face amount	104,200,000.0
Facility size	52,065,000
Outstanding	$ 52,065,000
Secured vessels loan due 2030 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.00%
Secured vessels loan due 2030 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 50,479,000
Secured vessels loan due 2020
Disclosure of detailed information about borrowings [line items]
Face amount	162,200,000.0
Facility size	162,219,000
Outstanding	$ 162,219,000
Secured vessels loan due 2020 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	3.75%
Secured vessels loan due 2020 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 162,219,000
Secured vessels loan due 2028
Disclosure of detailed information about borrowings [line items]
Face amount	633,500,000.0
Facility size	633,549,000
Outstanding	$ 633,549,000
Secured vessels loan due 2028 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.75%
Secured vessels loan due 2028 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 633,549,000
Unsecured bank facility due 2020
Disclosure of detailed information about borrowings [line items]
Face amount	60,000,000
Facility size	60,000,000	60,000,000
Outstanding	$ 40,000,000	0
Unsecured bank facility due 2020 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.25%
Unsecured bank facility due 2020 | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 40,000,000	0
Total interest-bearing bank loans
Disclosure of detailed information about borrowings [line items]
Facility size	2,110,340,000	1,320,688,000
Outstanding	1,564,695,000	713,332,000
Total interest-bearing bank loans | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 1,552,561,000	$ 701,091,000